Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Notes receivable		$ 11,144	$ 20,839
Interest income from the short-term investments			37	$ 366
Estimated useful life term		50 years
Recognized impairment loss of long lived assets		$ 2,443	567	2,908
Revenue recognized		1,455	582	556
Amortized deferred subsidy		269	166	$ 2,304
Deferred subsidy income		324	215
Deferred non current portion		2,286	1,221
Aggregate amount		$ 102,782	$ 35,194
Net revenues percentage		10.00%
Percentage of accounts receivable		10.00%
Purchase percentage		12.00%	12.00%	17.00%
Adjustment to retained earnings and accumulate deficit		$ 1,565
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Value added tax rate percentage	16.00%
Revenue From Products [Member]
Significant Accounting Policies (Details) [Line Items]
Value added tax rate percentage	13.00%
Services [Member]
Significant Accounting Policies (Details) [Line Items]
Value added tax rate percentage	6.00%
Customers [Member]
Significant Accounting Policies (Details) [Line Items]
Group to pledge notes received percentage		111.00%
Deposit [Member]
Significant Accounting Policies (Details) [Line Items]
Deposit of the face rate		100.00%